Intangibles (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill

	Useful life range (years)	2018	Additions	Write-offs	Reversal (provision) of impairment	Transfers	Other changes including exchange variation (f)	2019
Cost value:
Software	2,5 to 10	1,089,900	83,064	(546)	-	118,442	22,230	1,313,090
Trademarks and patents (Defined useful life)	25	111,801	-	-	-	(154)	5,158	116,805
Trademarks and patents (Indefinite useful life)	-	2,040,067	-	-	-	-	131,518	2,171,585
Goodwill Emeis Brazil Pty Ltd. (a)	-	96,867	-	-	-	-	3,370	100,237
Goodwill The Body Shop International Limited (b)	-	1,348,670	-	-	-	-	85,699	1,434,369
Goodwill acquisition of The Body Shop stores	-	1,456	-				-	1,456
Relationship with retail clients	10	1,740	-	-	-	-	247	1,987
Key money (indefinite useful life) (c)	-	102,310	-	-	-	(101,001)	16,492	17,801
Key money (Defined useful life) (d)	3 to 18	48,888	-	-	2,818	(39,283)	24	12,447
Relationship with franchisees and sub franchisees (e)	15	590,588	-	(17,958)	-	(371)	30,699	602,958
Other intangible assets	2 to 10	121,697	145,483	(1,133)	-	(146,364)	(9,395)	110,288

Total cost		5,553,984	228,547	(19,637)	(2,818)	(168,731)	286,042	5,883,023

Amortization value:
Software		(483,666)	(169,174)	6,817	-	270	(3,594)	(649,347)
Trademarks and patents		(37,898)	(4,330)	-	-	154	(2,034)	(44,108)
Key money		(2,835)	-	-	-	7,336	(6,698)	(2,197)
Relationship with retail clients		(1,149)	(194)	-	-	-	(596)	(1,939)
Relationship with franchisees and sub franchisees		(55,508)	(43,150)	-	-	371	2,515	(95,772)
Other intangible assets		(22,383)	(1,601)	585	-	261	9,979	(13,159)

Total accrued amortization		(603,439)	(218,449)	7,402	-	8,392	(428)	(806,522)

Net total		4,950,545	10,098	(12,235)	2,818	(160,339)	285,614	5,076,501

	Useful life range (years)	2017	Additions	Write-offs	Reversal (provision) of impairment	Transfers	Other changes including exchange variation (f)	2018
Cost value:
Software	2,5 to 10	1,104,603	189,969	(3,702)	90	8,299	(87,663)	1,211,597
Trademarks and patents (Defined useful life)	25	103,076	610	-	-	-	8,115	111,801
Trademarks and patents (Indefinite useful life)	-	1,833,790	-	-	-	-	206,277	2,040,067
Goodwill Emeis Brazil Pty Ltd. (a)	-	91,302	-	-	-	-	5,565	96,867
Goodwill The Body Shop International Limited (b)	-	1,177,377	-	-	-	-	171,293	1,348,670
Goodwill acquisition of The Body Shop stores	-	-	1,434	-	-	-	22	1,456
Relationship with retail clients	10	1,638	-	-	-	-	102	1,740
Key money (indefinite useful life) (c)	-	57,863	3,357	(2,169)	(4,236)	17,175	30,320	102,310
Key money (Defined useful life) (d)	3 to 18	95,733	4,709	(419)	(1,985)	(1,171)	(47,979)	48,888
Relationship with franchisees and sub franchisees (e)	15	586,059	-	-	-	-	4,529	590,588

Total Cost		5,051,443	200,079	(6,290)	(6,131)	24,303	290,580	5,553,984

Amortization value:
Software		(476,269)	(156,919)	1,419	-	(1,713)	127,430	(506,049)
Trademarks and patents		(9,686)	(13,403)	-	-	-	(14,809)	(37,898)
Key money		(26,128)	(10,089)	418	-	72	32,892	(2,835)
Relationship with retail clients		(503)	(589)	-	-	-	(57)	(1,149)
Relationship with franchisees and sub franchisees		(63,248)-	(42,592)	-	-	-	50,332	(55,508)

Total accrued amortization		(575,834)	(223,592)	1,837	-	(1,641)	195,791	(603,439)

Net total		4,475,609	(23,513)	(4,453)	(6,131)	22,662	486,371	4,950,545

a)	Goodwill on Emeis Holdings Pty Ltd. acquisition, classified as future economic benefits from synergies. It does not have defined useful life and it is subject to annual impairment tests;
b)	Goodwill arising from the acquisition of The Body Shop, classified as future economic benefits from synergies. It does not have defined useful life and it is subject to annual impairment tests;
c)
Key money with an indefinite useful life refers to payments made to a former lessee for the right to rent the property in accordance with the lease agreement and which may be negotiated later with future lessees, in case the lease contract ends. This balance was considered as the scope of the lease standard (IFRS 16), applicable from January 1, 2019 (note 3.28). The balance not reclassified to the Right to Use the asset, refers to contracts that the standard exempts on the initial date as short-term contracts. The balance is not amortized and is subject to an annual impairment test;

d)
Key money with definite useful life refers to payments made to a former lessee for the right to rent the property in accordance with the lease agreement and which may not be negotiated or recovered later. This balance was considered as the scope of the lease standard (IFRS 16), applicable from January 1, 2019 (note 3.28). The balance not reclassified to the Right to Use the asset, refers to contracts that the standard exempts on the initial date as short-term contracts. The balance is amortized over the term of the contracts;

e)
The balance refers to identifiable intangible assets from relationship with The Body Shop franchisees and sub-franchisees
(relationship where the franchisee owns all rights to operate within a territory) and sub-franchisees
(relationship where a franchisee operate a single store within a market), with estimated useful life of 15 years; In 2019 there is a write-off
related to agreements with
sub-franchisees
in Brazil.; and

f)	Includes inflation adjustment of Natura Argentina.

Disclosure Of Information For Cash-generating Units	CGU groups with intangible assets with indefinite useful life as of December 31, 2019 are presented bellows:

2019

CGU Group / Operating Segment	Trademarks and patents	Goodwill	Total

Aesop	-	100,238	100,238

The Body Shop	2,169,019	1,434,369	3,603,388

Others	2,566	-	2,566

Total	2,171,585	1,534,607	3,706,192

Disclosure Of Detailed Information About Assumptions Used To Calculate The Fair Value Less Cost To Sell
The main assumptions used to calculate the fair value less cost to sell on December 31, 2019 are presented below:

	Aesop	The Body Shop

Measurement of impairment value (fair value less cost of disposal)	Discounted cash flow

Projected cash flow	Operating business cycle (approximately 5 years) with perpetuity.	Operating business cycle (approximately 5 years) with perpetuity.

Budgeted gross margin	Average of gross margin based on history and projections for the following 5 years.	Average of gross margin based on history and projections for the following 5 years.

Estimated costs

Costs based on historical data and market trends, optimization of retail operations (renewal of the geographic presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.

Growth rate in perpetuity (*)	Constant growth of 2.5%.	Constant growth of 2.0%.

Discount rate
These cash flows were discounted using a discount rate after taxes of 11.52% p.a. for The Body Shop and 12.34% p.a. for Aesop in real terms. The discount rate was based on the weighted average cost of capital that reflects the specific risk of each segment.

(*) Based on the inflation applicable to the host country of each segment, based on public information released by the International Monetary Fund.